FIRST PRIORITY FAMILY OF FUNDS
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SUPPLEMENT TO THE COMBINED PROSPECTUS DATED JANUARY 31, 1997

Please be advised that on June 1, 1997 First Priority Funds eliminated the Front-End Sales Charge imposed by the Funds and replaced it with a Contingent Deferred Sales Charge as discussed below.

1.  Please delete the last sentence on page 2 and replace it with the following:

    "Shares of the other Funds are sold at net asset value and redeemed at net asset value less an applicable contingent deferred sales charge (except as otherwise noted in this prospectus). Net asset value will fluctuate."

2. Please delete the Summary of Fund Expenses table on pages 4 and 5 and replace it with the following:

    SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                                 SHAREHOLDER TRANSACTION EXPENSES
                                                                                  TREASURY MONEY            LIMITED
                                                                                   MARKET FUND              MATURITY
                                                                               TRUST      INVESTMENT       GOVERNMENT
                                                                               SHARES       SHARES            FUND
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).....................................      None          None            None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).....................................      None          None            None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)(1).........................      0.00%         0.00%           3.00%
Redemption Fees (as a percentage of amount redeemed, if applicable).......      None          None            None
Exchange Fee..............................................................      None          None            None


                                                  ANNUAL FUND OPERATING EXPENSES
                                             (As a percentage of average net assets)
Management Fee (after waiver if applicable)...............................      0.25%(2)        0.25%(2)         0.70%
12b-1 Fees (4)............................................................      None          0.40%           0.00%
Other Expenses............................................................      0.27%         0.27%           0.31%
    Total Annual Fund Operating Expenses..................................      0.52%(3)        0.92%(3)         1.01%

                                              SHAREHOLDER TRANSACTION EXPENSES
                                                                             FIXED
                                                                            INCOME      BALANCED       VALUE       GROWTH
                                                                             FUND         FUND         FUND         FUND
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)...................................      None         None         None         None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)...................................      None         None         None         None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)(1).......................      3.00%        3.00%        3.00%        3.00%
Redemption Fees (as a percentage of amount redeemed, if applicable).....      None         None         None         None
Exchange Fee............................................................      None         None         None         None


                                               ANNUAL FUND OPERATING EXPENSES
                                          (As a percentage of average net assets)
Management Fee (after waiver if applicable).............................      0.75%        0.80%        0.80%        0.80%
12b-1 Fee (4)...........................................................      0.00%        0.00%        0.00%        0.00%
Other Expenses..........................................................      0.27%        0.33%        0.31%        0.25%
    Total Annual Fund Operating Expenses................................      1.02%        1.13%        1.11%        1.05%



    (1) The contingent deferred sales charge is 3.00% in the first year declining to 1.00% in the third year and 0.00% thereafter. (See "What Shares Cost.") Shareholders who purchase shares of the Treasury Money Market Fund through exchange of Shares of another First Priority Fund, may be charged a contingent deferred sales charge by the Trust's distributor.
        No contingent deferred sales charge will be imposed on: (a) the portion of redemption proceeds attributable to increases in the value of the account due to increases in the net asset value per Share, (b) Shares acquired through reinvestment of dividends and capital gains, (c) Shares held for more than three years after the end of the calendar month of acquisition, (d) accounts following the death or disability of a shareholder, (e) minimum required distributions to a shareholder over the age of 70-1/2 from an IRA or other retirement plan, (f) shares purchased prior to June 1, 1997, or (g) involuntary redemptions by the Funds of shares in shareholder accounts that do not comply with the minimum balance requirements.

    (2) The management fee has been reduced to reflect this voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50% for the Treasury Money Market Fund--Trust Shares and Investment Shares.

    (3) Absent the voluntary waiver as described in footnote number two above, the Total Annual Operating Expenses would be 0.77% for the Treasury Money Market Fund--Trust Shares and 1.17% for the Treasury Money Market Fund--Investment Shares.

    (4) Limited Maturity Government Fund, Fixed Income Fund, Balanced Fund, Value Fund, and Growth Fund, have no intention of paying or accruing 12b-1 fees during the fiscal year ending November 30, 1997. If these Funds were paying or accruing 12b-1 fees, Limited Maturity Government Fund would be able to pay up to 0.25% of its daily net assets, and Fixed Income Fund, Balanced Fund, Value Fund, and Growth Fund, would be able to pay up to 0.30% of their daily net assets for 12b-1 fees.

        THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER IN THE FUNDS WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FIRST PRIORITY FUNDS INFORMATION", "INVESTING IN THE FUNDS", AND THE SAI.

        LONG-TERM INVESTORS IN INVESTMENT SHARES OF TREASURY MONEY MARKET FUND MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. ("NASD"). HOWEVER, IN ORDER FOR A FUND INVESTOR TO EXCEED THE NASD'S MAXIMUM FRONT-END SALES CHARGE OF 6.25%, A CONTINUOUS INVESTMENT IN THE FUND FOR 42 YEARS WOULD BE REQUIRED.


EXAMPLE
You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                                               1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                               ------       -------      -------     --------
Treasury Money Market Fund--Trust Shares...................................   $       5    $      17    $       9    $      29
Treasury Money Market Fund--Investment Shares..............................   $       9    $      29    $      51    $     113
Limited Maturity Government Fund...........................................   $      41    $      43    $      56    $     124
Fixed Income Fund..........................................................   $      42    $      44    $      56    $     125
Balanced Fund..............................................................   $      43    $      47    $      62    $     137
Value Fund.................................................................   $      42    $      47    $      61    $     135
Growth Fund................................................................   $      42    $      45    $      58    $     128



        The above example assumes no exchange of shares. The amounts listed under the 1 year and 3 years columns for Treasury Money Market Fund--Trust Shares and Investment Shares would be higher if there had been an exchange.

You would pay the following expenses on the same investment, assuming no redemptions:
                                                                               1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                               ------       -------      -------     --------
Treasury Money Market Fund--Trust Shares...................................   $       5    $      17    $      29    $      65
Treasury Money Market Fund--Investment Shares..............................   $       9    $      29    $      51    $     113
Limited Maturity Government Fund...........................................   $      10    $      32    $      56    $     124
Fixed Income Fund..........................................................   $      10    $      32    $      56    $     125
Balanced Fund..............................................................   $      12    $      36    $      62    $     137
Value Fund.................................................................   $      11    $      35    $      61    $     135
Growth Fund................................................................   $      11    $      33    $      58    $     128


        THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

3. Please be advised that effective immediately, T. Jerry Harris no longer serves as portfolio manager for First Priority Fixed Income Fund and Mary Lynn Bronner no longer serves as portfolio manager for First Priority Limited Maturity Government Fund. However, Ms. Bronner will serve as portfolio manager for First Priority Fixed Income Fund. In addition, John M. Haigler will serve as portfolio manager for First Priority Limited Maturity Government Fund.

    Accordingly, please delete the biographical information for Ms. Bronner and Mr. Harris from pages 27 and 28 and replace them with the following:

    "Mary Lynn Bronner, CFA, Birthdate: May 9, 1955

    Vice President and Trust Investment Officer

    Responsible for the day-to-day management of First Priority Fixed Income Fund (July, 1997). Ms. Bronner served as portfolio manager for First Priority Limited Maturity Government Fund from January, 1997 until taking over the Fixed Income Fund in July, 1997. She also serves as a member of the Trust Investment Group as portfolio manager and analyst. Experience: eighteen years investment experience, specifically six years as Trust Investment Officer for Regions Financial Corporation under its predecessor, First Alabama Bank; seven years as a Registered Investment Advisor with The Bronner Group. Education: B.S., Finance, University of Tennessee, 1977; M.B.A., Auburn University at Montgomery, 1980; Jurisdoctor Law, Jones Law Institute, 1984; and Chartered Financial Analyst, 1982. Affiliations:
    Member, Alabama State Bar, Institute of Chartered Financial Analysts, and Association for Investment Management and Research.

    John M. Haigler, Birthdate: February 16, 1940

    Vice President and Trust Investment Officer

    Responsible for the day-to-day management of First Priority Limited Maturity Government Fund (July, 1997). Mr. Haigler previously served as portfolio manager for First Priority Treasury Money Market Fund (April, 1992 - December, 1993) and as portfolio manager of First Priority Limited Maturity Government Fund (December, 1993 - January, 1997). He is responsible for management of the Trust Departments' short-term income funds and for maintaining an "Approved List" for commercial paper and certificates of deposits. Mr. Haigler also serves as an active member of the Trust Investment Group as portfolio manager and analyst. Experience: 19 years investment experience, 26 years with Regions Bank. Education: B.A., Huntington College, 1963; Chartered Financial Analyst (Level II).
    Affiliations: Member, Alabama Society of Financial Analysts and Association of Investment Management and Research."

4. Please delete the third paragraph under the section entitled "Minimum Investment Required" on page 31 and replace it with the following:

    "Investors may open an IRA account of any Fund (except for Trust Shares of Treasury Money Market Fund) with a minimum initial investment of $500. Officers, directors, employees, and retired employees of Regions Bank, or its affiliates, and their spouses and their dependent children may purchase shares of any Fund (except for Trust Shares of Treasury Money Market Fund) with a minimum initial investment of $500, unless they choose to participate in the systematic investment plan, in which case the minimum initial investment is $100."

5. Please delete the second paragraph of the section entitled "What Shares Cost" (including the two tables in that paragraph) and the sub-section entitled "Purchases at Net Asset Value" from page 32 and replace them with the following:

    "Shares of the other Funds are sold without an initial sales charge, but are subject to a contingent deferred sales charge of up to 3.00% if redeemed within three full years following the purchase date. Shares of these Funds provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made.

    Shares redeemed within three years of their purchase will be subject to a contingent deferred sales charge. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed shares at the time of purchase or the net asset value of the redeemed shares at the time of redemption according to the following schedule:

    YEAR OF REDEMPTION         CONTINGENT DEFERRED
      AFTER PURCHASE               SALES CHARGE
      --------------               ------------
First                                 3.00%
Second                                2.00%
Third                                 1.00%
Fourth and thereafter                 0.00%


    Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) shares acquired through the reinvestment of dividends and long-term capital gains;
    (2) shares held for more than three full years from the date of purchase; and (3) shares held for fewer than three years on a first-in, first-out basis.

    No contingent deferred sales charge will be imposed on the redemption of shares by officers, directors, employees and retired employees of Regions Bank, or its affiliates, and their spouses and dependent children and by First Priority Management Account customers. Additionally, no contingent deferred sales charge will be imposed upon trust customers redeeming through the Trust departments of Regions Bank, or its affiliates. The Trust departments, however, may charge fees for services provided, which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the Trust customer and the Trust department with regard to services provided and fees charged for these services.

    In addition, no contingent deferred sales charge will be imposed on (i) the portion of redemption proceeds attributable to increases in the value of the account due to increases in the net asset value per share, (ii) shares acquired through reinvestment of dividends and capital gains, (iii) shares held for more than three years after the end of the calendar month of acquisition, (iv) accounts following the death or disability of any shareholder in the account, (v) minimum required distributions to a shareholder over the age of 70-1/2 from an IRA or other retirement plan, (vi) shares purchased prior to June 1, 1997, or (vii) involuntary redemptions by the Funds of shares in shareholder accounts that do not comply with the minimum balance requirements."

6. Please delete the section entitled "Dealer Concessions" which begins on page 32 and replace it with the following:

    "DEALER CONCESSIONS. For the redemption of shares of Funds, other than Treasury Money Market Fund, a dealer may receive up to 100% of the contingent deferred sales charge. A portion of this charge may be advanced to the dealer at the time of purchase. Any portion of the contingent deferred sales charge which is not paid to a dealer will be retained by the distributor. However, from time to time, and at the sole discretion of the distributor, all or part of that portion may be paid to a dealer. If accepted by the dealer, such additional payments will be predicated upon the amount of Fund shares sold. Such payments may take the form of cash or promotional incentives, such as payment of certain expenses of qualified employees and their spouses to attend informational meetings about a Fund or other special events at recreational facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell significant amounts of shares of a Fund."

7. Please delete the section entitled "Reducing the Sales Charge" on pages 34 and 35.

8. Please delete the third and fourth paragraphs of the section entitled "Exchange Privilege" which begins on page 36 and replace them with the following:

    "Shares of any Fund, including the Treasury Money Market Fund, may be exchanged for shares of another fund without the imposition of a contingent deferred sales charge. However, if the shareholder redeems the exchanged-for shares within three years of the original purchase of exchanged shares, a contingent deferred sales charge will be imposed. For purposes of computing the contingent deferred sales charge, the length of time the shareholder has owned shares will be measured from the date of original purchase and will not be affected by the exchange. However, if shares of the Treasury Money Market Fund are exchanged for any other Fund, the time for which the Treasury Money Market Fund shares were held will not be added to the time the exchanged-for shares are held."

9. Please delete the first sentence of the section entitled "Redeeming Shares" which begins on page 37 and replace it with the following:

    "Each Fund redeems shares at net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request."

10. Please insert the following as the fifth sentence of the section entitled "Checkwriting" on page 38:

    "If the check exceeds the value of the shares in your account, your check will be returned and a $10 fee will be deducted from your account."

11. Please delete the last sentence from the section entitled "Systematic Withdrawal Program" on page 38 and replace it with the following:

    "A contingent deferred sales charge may be imposed on shares of the Funds, with the exception of Treasury Money Market Fund."

                                                                   July 10, 1997



[LOGO] FEDERATED INVESTORS

       Federated Securities Corp., Distributor
       Regions Bank, Adviser

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